Offerings	Nov. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,250.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-298166), filed on August 10, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated November 11, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.900% Senior Notes due 2031
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9994
Maximum Aggregate Offering Price	$ 1,499,100,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 130,421.70
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-298166), filed on August 10, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated November 11, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% Senior Notes due 2033
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99758
Maximum Aggregate Offering Price	$ 1,246,975,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,486.83
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-298166), filed on August 10, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated November 11, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% Senior Notes due 2036
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99744
Maximum Aggregate Offering Price	$ 1,745,520,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 151,860.24
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-298166), filed on August 10, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated November 11, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.125% Senior Notes due 2046
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99862
Maximum Aggregate Offering Price	$ 998,620,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,879.94
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-298166), filed on August 10, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated November 11, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.150% Senior Notes due 2056
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.994
Maximum Aggregate Offering Price	$ 1,491,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 129,717.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-298166), filed on August 10, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated November 11, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.300% Senior Notes due 2066
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.9937
Maximum Aggregate Offering Price	$ 645,905,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 56,193.74
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Fox Corporation (the "Company") initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-298166), filed on August 10, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated November 11, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.